Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel revenues from spot charters, net of commissions	$ 0	$ 3,620
Vessel revenues from time charters, net of commissions	17,937	16,607
Vessel revenues, net of commissions	17,937	20,227
Demurrage income	0	118
Amortization of fair value of below market time charter	(163)	$ 0
Liabilities assumed from time charter attached	$ 259		$ 0